Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary Of Nonvested Shares Related To Long-Term Incentive Plan
A summary of nonvested shares at December 31, 2012, and changes during the year ended December 31, 2012, under the 2006 Plan are presented below:

	Performance Share Units
	Share Units	Weighted-average Fair Value per Unit
Nonvested at January 1, 2012	1,156,831	$31.70
Granted(a)	717,151	35.68
Unearned or forfeited(b)	(477,928)	32.04
Earned and vested(c)	(203,567)	34.01
Nonvested at December 31, 2012	1,192,487	$33.56

(a)	Includes performance share units (share units) granted to certain executive and nonexecutive officers and other eligible employees in January 2012 under the 2006 Plan.

(b)	Includes share units granted in 2010 that were not earned based on performance provisions of the award grants.

(c)
Includes share units granted in 2010 that vested as of December 31, 2012, that were earned pursuant to the provisions of the award grants. Also includes share units that vested due to attainment of retirement eligibility by certain employees. Actual shares issued for retirement-eligible employees will vary depending on actual performance over the three-year measurement period.